3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Beginning Balance	$ (1,420)	$ (2,606)
Warrants issued during the period	(55)	(491)
Change in fair value during the period	$ 628	$ 1,677
Ending Balance	(847)	(1,420)
Series C Warrants
Beginning Balance	$ 0	$ (1,145)
Warrants issued during the period	0	0
Change in fair value during the period	$ 0	$ 1,145
Ending Balance	0	0
Series B Warrants
Beginning Balance	$ 0	$ (1,461)
Warrants issued during the period	0	0
Change in fair value during the period	$ 0	$ 1,461
Ending Balance	0	0
Warrants Senior Secured Debt
Beginning Balance		$ 0
Warrants issued during the period		(377)
Change in fair value during the period		$ (929)
Ending Balance		1,306
Warrants Distributor Debt
Beginning Balance		$ 0
Warrants issued during the period		(114)
Change in fair value during the period		$ 0
Ending Balance		(114)